TOTAL OPERATING COSTS - Significant Cost Items by Nature (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of inventory recognised as an expense	€ 4,626	€ 5,147	€ 4,901
Write down of inventories (Note 8)	29	25	23
Employee costs	1,655	1,771	1,768
Logistics costs	763	900	907
Depreciation of property, plant and equipment, excluding restructuring	544	549	446
Amortisation of intangible assets (Note 6)	62	52	51
Acquisition related costs	14	0	0
Out of period mark-to-market effects on undesignated derivatives	2	(2)	8
Restructuring charges including accelerated depreciation	€ 368	€ 130	€ 274